SHAREHOLDERS' EQUITY (Ordinary Shares) (Details) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended				22 Months Ended
		Feb. 06, 2019 USD ($) $ / shares shares	May 08, 2018 USD ($) $ / shares shares	Jun. 02, 2017 USD ($) $ / shares shares	Aug. 11, 2016 USD ($) $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Jan. 23, 2017 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2018 ₪ / shares shares	Apr. 25, 2018 shares
Class of Stock [Line Items]
Exercise of warrants into ordinary shares | $								$ 5	$ 14	$ 117
Exercise of options
Issuance of ordinary shares in the Private Placement, shares											166,667
Number of units											25,000
Issuance of ordinary shares in IPO, net of issuance expense | $								17,792
Issuance of ordinary Shares in RD Offering | $	[1]									5,259
Proceeds warrant from the exercise pre-funded warrants | $									$ 196	117
Private Placement [Member]
Class of Stock [Line Items]
Issuance expenses | $
Exercise of warrants
Value or warrants | $								$ 58,298	$ 125
Exercise price | $ / shares								$ 0.60
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $								$ 10,900
Warrants exercised on a cashless basis								22,501	9,912	34,508	82,348	34,508	22,501
Stock issuance costs | $								$ 1,200
Private Placement [Member] | ILS [Member]
Class of Stock [Line Items]
Exercise price | ₪ / shares													₪ 2.40
IPO [Member]
Class of Stock [Line Items]
Issuance expenses | $								$ 2,381		$ 615	$ 2,945
Shares issued			478,407
Exercise of options								25,624
Exercise of warrants								56
Share price | $ / shares			$ 5.50								$ 72.00
Value or warrants | $								$ 49,229
Number of units			2,738,472								166,667
Issuance of ordinary shares in IPO, net of issuance expense | $			$ 20,200					10,800
Stock issuance costs | $								$ 2,900
IPO [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued		1,881,500
Share price | $ / shares		$ 2.58
Over-Allotment Option [Member]
Class of Stock [Line Items]
Warrants issued											37,500
Pre funded Units [Member]
Class of Stock [Line Items]
Exercise of options			450,909
Share price | $ / shares			$ 5.49
Number of units			450,909
Exercise price | $ / shares			$ 0.01
Issuance of ordinary shares in IPO, net of issuance expense | $			$ 4,500
Pre funded Units [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued		1,024,876
Share price | $ / shares		$ 2.57
Exercise price | $ / shares		0.01
Series C [Member]
Class of Stock [Line Items]
Shares issued			478,407
Series C [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price | $ / shares		$ 0.50
Pre-funded Warrants [Member]
Class of Stock [Line Items]
Shares called by warrants							24,167			137,441		137,441
Warrant outstanding										24,167		24,167
Proceeds warrant from the registered direct offering | $							$ 14,500
Pre-funded Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Exercise of warrants		1,024,876
Issuance of ordinary shares in IPO, net of issuance expense | $		$ 7,500
Stock issuance costs | $		927
Pre-funded Warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 22.80
Shares called by warrants					209,524
Price per unit | $ / shares					$ 22.20
Exercise price | $ / shares					$ 0.60
Issuance of ordinary Shares in RD Offering | $					$ 53,635
Expiry date					Aug. 11, 2023
Proceeds warrant from the registered direct offering | $					$ 5,900					$ 82,500
Proceeds warrant from the exercise pre-funded warrants | $					$ 47,917
One-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares				$ 24.00
Shares called by warrants				112,460
Price per unit | $ / shares				$ 25.50
Expiration of warrants														13,574
Warrants exercised on a cashless basis														56,812
Warrant outstanding								85,228					85,228
Issuance of ordinary Shares in RD Offering | $				$ 112,460
Proceeds warrant from the registered direct offering | $				$ 2,690
Five-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares						$ 13.20
Shares called by warrants						142,042
Price per unit | $ / shares						$ 15
Issuance of ordinary Shares in RD Offering | $						$ 189,387
Proceeds warrant from the registered direct offering | $						$ 2,500
Anti-Dilutive Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants												56
Warrants issued								32,174
Shares called by warrants								7,246		14,969		14,969	7,246
Anti-Dilutive Warrants [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Exercise of warrants								7,724				7,724
Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares											$ 82.80
Expiration of warrants								378,047	378,047	388,980		388,980	378,047
Long Term Incentive Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Exercise price | $ / shares											$ 82.80
Credit Line Agreement Warrants [Member]
Class of Stock [Line Items]
Warrants issued											221,556
Exercise price | $ / shares											$ 0.2
Expiration of warrants								5,192	243	761		761	5,192
Principal | $											$ 12,000
Expiration period											10 years
Warrant outstanding								7,389	35,082				7,389
Underwriter Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued											8,334
Exercise price | $ / shares											$ 90
Series A Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrants value | $											$ 1,000
Exercise price | $ / shares											$ 90
Series A Warrants [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Exercise of warrants											6,250
Ordinary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Exercise of warrants											12,500
Legal Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued											1,250
Exercise price | $ / shares											$ 60.72
Series C Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares			$ 5.50
Pre-funded Warrants one [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in IPO, net of issuance expense | $		$ 6,600
Series D Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 2.58

[1]	Represents warrants issued to placement agent as part of issuance expenses